Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Share-based Compensation [Abstract]
Share-based compensation expenses recognized in costs and expenses
	For the Years Ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Cost of revenues	19,526	958	7,293	1,205
Sales and marketing expenses	18,254	1,423	3,922	648
General and administrative expenses	17,470	4,085	3,662	605
Technology and product development expenses	10,842	293	1,846	304
Total	66,092	6,759	16,723	2,762

Summary of share option activities
			Weighted Average
	Number of	Weighted Average	Remaining	Aggregate
	Options	Exercise Price	Contractual Life	Intrinsic Value
		US$	Years	US$ in Million
Outstanding as of January 1, 2011	42,221,805	0.03	7.5	19.5
Granted	—	—
Cancelled to grant restricted share	(18,778,200)	0.03
Forfeited and expired	(656,286)	0.03
Exercised	(3,445,623)	0.03		2.3
Outstanding as of December 31, 2011	19,341,696	0.03	6.4	13.0
Granted	—	—
Forfeited and expired	(456,870)	0.03
Exercised	(4,887,757)	0.03		3.1
Outstanding as of December 31, 2012	13,997,069	0.03	5.4	5.9
Granted	30,732,900	0.58
Forfeited and expired	(1,408,938)	0.44
Exercised	(3,550,910)	0.03		3.6
Outstanding as of December 31, 2013	39,770,121	0.44	8.1	30.2
Vested and exercisable as of December 31, 2013	10,222,571	0.03	4.4	12.0

Share options valuation assumption
	For the Years Ended December 31,
	2011	2012	2013
Expected volatility rate	—	—	57.6%-58.42%
Expected dividend yield	—	—	-
Expected term (years)	—	—	6.16
Risk-free interest rate (per annum)	—	—	1.54%-1.88%

Summary of restricted share units activities
		Weighted-Average
Restricted Share Units	Number of Units	Grant-Date Fair Value
		US$
Unvested as of January 1, 2011	—	—
Granted	10,050,958	1.07
Vested	(4,756,956)	1.07
Forfeited	(1,037,394)	1.07
Unvested as of December 31, 2011	4,256,608	1.07
Granted	—	—
Vested	(1,966,987)	1.07
Forfeited	(602,443)	1.07
Unvested as of December 31, 2012	1,687,178	1.07
Granted	—	—
Vested	(1,156,282)	1.07
Forfeited	(105,317)	1.07
Unvested as of December 31, 2013	425,579	1.07

Summary of restricted share activities
		Weighted-Average
Restricted Shares	Number of Shares	Grant-Date Fair Value
		US$
Unvested as of January 1, 2011	—	—
Granted	19,008,200	1.07
Vested	(9,296,370)	1.07
Forfeited	—	—
Unvested as of December 31, 2011	9,711,830	1.07
Granted	—	—
Vested	(4,702,050)	1.07
Forfeited	(250,000)	1.07
Unvested as of December 31, 2012	4,759,780	1.07
Granted	—	—
Vested	(2,864,780)	1.07
Forfeited	(1,050,000)	1.07
Unvested as of December 31, 2013	845,000	1.07